SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                                    Variable Separate Account

                                              and

                            FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  FS Variable Separate Account

                                        Supplement to the

                      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY PROSPECTUS
                                         DATED MAY 2, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS           AVAILABILITY OR VARIATION         STATES
PROVISION                                              Idaho
                                                       North Dakota
Free Look            The Free Look period is           Rhode Island
                     20 days.                          Texas


Purchase Payment     The Purchase Payment Age Limit
Age Limitation       is the later of three years
                     after contract issue or the
                     Owner's 63rd birthday.

                     If you elected the Early Access
                     feature, the Purchase Payment
                     Age Limit is the later of six
                     years after contract issue or
                     the Owner's 66th birthday.

                     If you elected the Polaris        Kentucky
                     Rewards feature, the Purchase     Minnesota
                     Payment Age Limit is the later    Oklahoma
                     of one year after contract        Texas
                     issue or the Owner's
                     61st birthday.



Withdrawal           The Withdrawal Charge Schedule    Kentucky
Charge               if you elect Polaris Rewards      Ohio
                     is as follows:                    Maryland
                     9%, 8%, 7.5%, 6.5%, 5.5%,         Mississippi
                     4.5%, 4%, 3%, 2%, 0%              Minnesota
                                                       Texas


The following prospectus provisions are added to the STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS            AVAILABILITY OR VARIATION        STATES
PROVISION

Purchase Payment      The Purchase Payment Age         Washington
Age Limitation        Limit is the later of two
                      years after contract issue
                      or the Owner's 62nd birthday.

                      If you elected the Early Access
                      feature, the Purchase Payment Age
                      Limit is the later of two years
                      after contract issue or the
                      Owner's 62nd birthday.

                      If you elected the Polaris
                      Rewards feature, the Purchase
                      Payment Age Limit is the later
                      of one year after contract issue
                      or the Owner's 61st birthday.

Withdrawal Charge     The Withdrawal Charge Schedule    Oklahoma
                      if you elect Polaris Rewards is
                      as follows:
                      8.5%, 8%, 7.5%, 6.5%, 5.5%,
                      4.5%, 4%, 3%, 2%, 0%





Withdrawal Charge    The Withdrawal Charge Schedule     Washington
                     if you elect Polaris Rewards is
                     as follows:
                     9%, 8%, 8%, 7%, 6%, 5%,
                     4%, 3%, 2%, 0%






Dated:  July 25, 2011
























                           Please keep this Supplement with your Prospectus


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